UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	August 10, 2007

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $599,626

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROADCOM CORP                  CL A             111320107    34369  1175000 SH       SOLE                  1175000        0        0
CANADIAN NAT RES LTD           COM              136385101    58043   874800 SH       SOLE                   874800        0        0
CORNING INC                    COM              219350105    52378  2050000 SH       SOLE                  2050000        0        0
EATON VANCE CORP               COM NON VTG      278265103    40628   919600 SH       SOLE                   919600        0        0
JOHNSON & JOHNSON              COM              478160104    40792   662000 SH       SOLE                   662000        0        0
NEXEN INC                      COM              65334H102    56639  1830000 SH       SOLE                  1830000        0        0
PEPSICO INC                    COM              713448108    31498   485700 SH       SOLE                   485700        0        0
PETRO-CDA                      COM              71644E102    58970  1109300 SH       SOLE                  1109300        0        0
ST JOE CO                      COM              790148100    53889  1162900 SH       SOLE                  1162900        0        0
SUNCOR ENERGY INC              COM              867229106    18739   208400 SH       SOLE                   208400        0        0
TEMPLE INLAND INC              COM              879868107    40561   659200 SH       SOLE                   659200        0        0
3M CO                          COM              88579Y101    44263   510000 SH       SOLE                   510000        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    38511  1691300 SH       SOLE                  1691300        0        0
WELLPOINT INC                  COM              94973V107    30348   380155 SH       SOLE                   380155        0        0